Subsequent Events	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Subsequent Events
(38)	Subsequent Events
Aircraft Sale
As of December 31, 2019, the Group have 15 aircraft (11 Airbus A320 and 4 Airbus A321) as assets held for sale, which they planned to execute sale and leaseback agreements for during 2020. From January 2020 to the date of issuance of these financial statements, sale and leaseback agreements of 9 aircraft have been executed, with the following effects:

Fleet	Asset held for sale	Previous debt	Sale price	Net cash	Net gain (loss)	Asset right of use	Debt by right of use
A320	$264,921	$92,319	$263,293	$170,974	$4,180	$197,707	$191,899
Additionally, from January, 2020 to the date of issuance of this report, the Group sold 10 aircraft Embraer E190, with the followings effects:

Fleet	Asset held for sale	Previous debt	Sale price	Net cash	Net gain (loss)
E-190	$59,611	$52,840	$64,856	$12,016	$5,245
Spare parts	3,716	—	3,360	3,360	(356)

Total	$63,327	$52,840	$68,216	$15,376	$4,889

Also, at the date of issuance of this report, the Group sold 2
A300-200
aircraft, with the following effects:

Fleet	Carrying amount	Sale price	Net gain
A-300-200	$404	$1,651	$1,247

COVID-19,
Subsequent Chapter 11 Filing and Insolvency of Avianca Peru
The World Health Organization declared
COVID-19
a pandemic and, in March 2020, governments around the world, including those of the United States, Colombia and most Latin American countries, declared states of emergency in their respective jurisdictions and implemented measures to halt the spread of the virus, including enhanced screenings, quarantine requirements and severe travel restrictions.
Following orders by the governments of Colombia and of other countries in which we operate, we have temporarily ceased international passenger operations to and from Colombia, ceased all Colombian domestic passenger flight operations and cancelled all passenger flights to and within Peru, El Salvador and Ecuador. As a result of these measures, substantially all of our passenger flights have been cancelled and our corresponding fleet has been grounded.
In addition to reducing capacity, in order to mitigate the effects of these developments, we implemented additional cost savings and liquidity preservation measures, including temporary deferral of non-essential expenses, capital expenditures and labor contracts, as well as a suspension on hiring of new employees, an implementation of voluntary unpaid leave of absence and temporary salary reductions, which have resulted in a reduction of approximately 34% in salary wages and benefits expenses year to date, as compared to the same period in 2019.
Additionally, Avianca has cut all non-essential capital expenditures, and has temporarily deferred payments on its long-term leases and on payment of principal on certain loan obligations. Avianca is actively seeking mutually satisfactory agreements with its key suppliers, strategic lenders and other creditors to address the current scenario.
The spread of COVID-19 and the government measures taken to address it have already had a material and adverse effect on the airline industry and on us and have resulted in unprecedented revenue and demand drop as well as overall macroeconomic uncertainty. As of the date of this report, Avianca Holdings passenger revenues have decreased 51% year to date, as compared to the same period in 2019.
We cannot foresee or quantify the final extent of the impact of COVID-19 on our operational and financial performance, which will depend on developments relating to the spread of the outbreak, the duration and extent of quarantine measures and travel restrictions and the impact on overall demand for air travel, all of which are highly uncertain and cannot be predicted.
As a result of the aforementioned adverse developments, in order to preserve and reorganize our businesses, Avianca Holdings S.A. and certain of its affiliated entities filed, on May 10, 2020, voluntary petitions for Chapter 11 relief under title 11 of the United States Code (11 U.S.C. § 101, et. seq.) with the United States Bankruptcy Court for the Southern District of New York, which cases are being jointly administered under Case No. 20-11133 (MG). LifeMiles
™
, Avianca’s loyalty program, is administered by a separate company and is not part of the Chapter 11 filing.
Through the Chapter 11 reorganization process, Avianca intends to:

•
Protect and preserve operations so Avianca can continue to operate and serve customers with safe and reliable air travel, under the strictest biosafety protocols, as
COVID-19
travel restrictions are gradually lifted;

•
Ensure connectivity and drive investment and tourism by continuing as Colombia’s flagship airline, serving over 50% of the domestic market in Colombia and providing essential non-stop
service across South America, North America and European markets as well as continuing cargo operations, playing a key role in the economic recovery of Colombia and the Company’s other core markets following the
COVID-19
pandemic;

•
Preserve jobs in Colombia and other markets where the Company operates, with Avianca directly responsible for more than 21,000 jobs throughout Latin America, including more than 14,000 in Colombia, and working with more than 3,000 vendors; and

•
Restructure the Company’s balance sheet and obligations to enable Avianca to navigate the effects of the
COVID-19
pandemic as well as comprehensively address liabilities, leases, aircraft orders and other commitments.

As a consequence of our filing Chapter 11 petitions, our operations and our ability to develop and execute our business plan, as well as our continuation as a going concern, will be subject to the risks and uncertainties associated with bankruptcy. These risks include our ability to:

•	to comply with the terms and conditions of the cash management order entered by the bankruptcy court in connection with our Chapter 11 proceedings,

•	to maintain adequate cash on hand,

•	to generate cash flow from operations, which depends largely on factors beyond our control relating to developments deriving from the spread of COVID-19,

•	confirm and consummate a plan of reorganization with respect to our Chapter 11 proceedings;

•	obtain sufficient financing to allow us to emerge from bankruptcy and execute our business plan post-emergence, as well as comply with the terms and conditions of that financing;

•	maintain our relationships with our creditors, suppliers, service providers, customers, directors, officers and employees; and

•	maintain contracts that are critical to our operations on reasonably acceptable terms and conditions.

•	the high costs of bankruptcy proceedings and related fees;

•
the ability of third parties to seek and obtain court approval to (i) terminate contracts and other agreements with us, (ii) shorten the exclusivity period for us to propose and confirm a Chapter 11 plan or to appoint a Chapter 11 trustee or (iii) convert the Chapter 11 proceedings to Chapter 7 liquidation proceedings; and

•	the actions and decisions of our creditors and other third parties who have interests in our Chapter 11 proceedings that may be inconsistent with our plans.
Any delays in our Chapter 11 proceedings increase the risks of our inability to reorganize our business and emerge from bankruptcy and may increase our costs associated with the reorganization process.
Further, on May 18, 2020, we announced to the market that, following a general shareholders’ meeting of Avianca Peru, the board of directors of Avianca Peru agreed to terminate its operations and begin a voluntary dissolution and liquidation process under local Peruvian law in order to preserve and protect our businesses in the face of the
COVID-19
crisis. In the future, we expect to continue to serve routes to and from Peru through our airlines in Colombia, El Salvador and Ecuador, once government flight restrictions permit us to do so.
Because of the many risks and uncertainties associated with a voluntary filing for relief under Chapter 11 and the related proceedings, we cannot accurately predict or quantify the ultimate impact that events that occur during our Chapter 11 proceedings may have on us and there is no certainty as to our ability to continue as a going concern.
Notwithstanding the above, as a result of the chapter 11 process, we can anticipate the potential qualitative effects on the following line items of our financial statements:

•
Property and equipment: Avianca filed a motion to reject the leases for 14 aircraft. However, after subsequent negotiations with certain of its lessors, on May 19, 2020, Avianca and its filing subsidiaries revised the list of rejected leases and reduced it to 12 aircraft. The rejection motion is still subject to approval by the Court and is scheduled to be discussed at a hearing currently scheduled for June 11, 2020. Avianca continues its discussions with the applicable aircraft financing counterparties while it evaluates all available options with respect to Avianca and its filing subsidiaries’ fleet.

The negotiations with the lessors may impact our recognition of ROU as well as affect our estimates for provisions for Aircraft return conditions.
Further, assets held for sale will have to be reviewed since scheduled sales of certain aircraft had not been closed before the company’s filing for chapter 11.

•
Goodwill Impairment: The spread of the COVID 19 pandemic could have lasting effects on the demand environment for Air traffic and potentially result in significant adjustments to our business plan, which could adversely affect projections for recoverable amounts and valuations for goodwill.

•
Air Traffic liability: Typically unused tickets expire after one year, and any revenue associated with tickets sold for future travel is recognized within 12 months. In response to
COVID-19,
Avianca is providing its customers with the option to receive a travel voucher that extends the expiration date of certain tickets. As such, any revenue associated with these tickets will not be recognized until the new flight date. Additionally, given this change in travel schedule, Avianca’s estimates of revenue from unused tickets may be subject to variability and differ from historical averages. Finally, the airline industry expects a reduction in the demand for air traffic even after government imposed travel restrictions are lifted, which would adversely affect future sales and revenues.

Notification of the removal from listing and registration of the stated securities
On May 12, 2020, the New York Stock Exchange (“NYSE”) suspended trading of the American Depositary Shares (“ADSs”) and requested the Securities and Exchange Commission (“SEC”) to deregister the ADSs of Avianca Holdings S.A, once certain procedures are finalized. Avianca confirms that, by means of a notice from the NYSE pursuant to Form 25-NSE, all the conditions precedent to delisting set forth under SEC Rule 12d2-2(b) have been satisfied, the Company’s ADSs were deregistered on May 27, 2020, under Section 12 (b) of the Securities Exchange Act of 1934.